Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
Accounts Receivable

(3)	Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2009	2010
	RMB	RMB	US$

Accounts receivable	2,073,923	2,218,801	336,182
Less: Allowance for doubtful accounts	(323,025)	(309,482)	(46,891)

Total accounts receivable, net	1,750,898	1,909,319	289,291

The following table presents the movement of the allowance for doubtful accounts:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Beginning balance	(2,618)	(986)	(323,025)	(48,943)
Additions	(938)	(322,668)	(788)	(119)
Reversal of allowance for doubtful accounts	1,155	—	13,886	2,104
Write-off of accounts receivable charged	1,415	629	445	67

Ending balance	(986)	(323,025)	(309,482)	(46,891)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 10 days to 4 months from the date of billing. For certain customers the Company requires an advance payment before the sale is made. Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 30,554 and RMB 1,001,292 (US$151,711) as of December 31, 2009 and 2010, respectively. The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks. Letters of credit have terms less than 30 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2009 and 2010, 95% and 91%, respectively, of accounts receivable were denominated in currencies other than the RMB.